ACQUIRED INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2014
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	December 31, 2013				September 30, 2014
	Gross			Net	Gross			Net
	carrying	Accumulated	Exchange	carrying	carrying	Accumulated	Exchange	carrying
	amount	amortization	difference	amount	amount	amortization	difference	amount

Acquired intangible assets with definite lives
Membership	59	(59)	—	—	59	(59)	—	—
Favorable lease	2,460	(2,432)	67	95	2,460	(2,526)	66	—
Total intangible assets with definite lives	2,519	(2,491)	67	95	2,519	(2,585)	66	—

Acquired intangible assets with indefinite lives
Movie theater licenses	2,328	—	29	2,357	2,328	—	23	2,351
Total	4,847	(2,491)	96	2,452	4,847	(2,585)	89	2,351

The amortization expenses for the nine months ended September 30, 2013 and September 30, 2014 were $570 and $94, respectively. No further amortization is expected as all definite life intangibles were fully amortized as of September 30, 2014. The Group has had no impairment losses recorded on acquired intangible assets.